SHARE-BASED COMPENSATION - Schedule Of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of share option activity
Outstanding beginning balance	68,361,198	82,475,968	107,133,353
Granted		8,424	32,710,153
Exercised	(11,810,406)	(12,413,256)	(54,385,484)
Forfeited	(718,812)	(1,709,938)	(2,982,054)
Outstanding ending balance	55,831,980	68,361,198	82,475,968	107,133,353
Vested and expected to vest as of December 31, 2023	55,831,980
Exercisable as of December 31, 2023	37,075,572
Weighted average exercise price
Outstanding beginning balance	$ 2.90	$ 2.71	$ 1.16
Granted		0.00	4.14
Exercised	2.16	1.59	0.55
Forfeited	4.09	3.39	1.98
Outstanding ending balance	3.04	$ 2.90	$ 2.71	$ 1.16
Vested and expected to vest as of December 31, 2023	3.04
Exercisable as of December 31, 2023	$ 2.54
Weighted average remaining contractual life
Outstanding ending	6 years 4 months 2 days	7 years 2 months 23 days	8 years 18 days	6 years 10 months 2 days
Vested and expected to vest as of December 31, 2023	6 years 4 months 2 days
Exercisable as of December 31, 2023	5 years 11 months 8 days
Aggregate intrinsic value
Outstanding ending Balance	$ 294,189	$ 498,336	$ 1,214,916	$ 226,639
Vested and expected to vest as of December 31, 2023	294,189
Exercisable as of December 31, 2023	$ 213,744
Weighted average grant-date fair value
Outstanding ending Balance	$ 3.15	$ 2.99	$ 2.82	$ 0.64
Vested and expected to vest as of December 31, 2023	3.15
Exercisable as of December 31, 2023	$ 2.24
Grant-date fair value		$ 12.13